LEASES - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Fixed lease expense		$ (4,781)	$ 43,693	$ 95,679
Variable lease expense		8,425	14,378	13,620
Net lease expense		3,644	58,071	109,299
Gain on amendment of lease		41,500
Sublease income		9,600	11,200	10,800
Additional lease impairments		300	100	1,200
Short-term lease cost		500	600	1,100
Gain (loss) on termination of lease		(100)		(400)
People Inc.
Lessee, Lease, Description [Line Items]
Gain on amendment of lease		41,500
Operating lease impairment charges	$ 44,700			44,700
Cost of revenue
Lessee, Lease, Description [Line Items]
Fixed lease expense		13	19	11
Selling and marketing expense
Lessee, Lease, Description [Line Items]
Fixed lease expense		79	84	2,115
Variable lease expense		0	0	43
General and administrative expense
Lessee, Lease, Description [Line Items]
Fixed lease expense		(4,873)	43,590	93,553
Variable lease expense		$ 8,425	$ 14,378	$ 13,577